UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF Michigan Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 12/31/2012

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2012 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 93.2%
ABAG Finance Authority for Nonprofit Corps, RB, VRDN, Acacia Creek at Union Project, Series A (Masonic Homes of California Guaranty Agreement) (Bank of America NA SBPA), 0.17%, 1/02/13 (a)	$34,125	$34,125,000
Bay Area Toll Authority, RB, VRDN, San Francisco Bay Area Toll Bridge, Series C-1 (a):
(JPMorgan Chase Bank LOC), 0.11%, 1/07/13	4,250	4,250,000
(Sumitomo Mitsui Banking Corp. SBPA), 0.11%, 1/07/13	30,500	30,500,000
Bay Area Toll Authority, Refunding RB, VRDN, San Francisco Bay Area Toll Bridge, Series E-1 (Tokyo-Mitsubishi UFJ LOC), 0.10%, 1/07/13 (a)	7,780	7,780,000
California Community College Financing Authority, RB, Notes Participation, Series A, 2.00%, 6/28/13	9,900	9,978,960
California Health Facilities Financing Authority, RB, VRDN (a):
Hospital, Adventist Health System, Series A (Wells Fargo Bank NA LOC), 0.05%, 1/02/13	4,700	4,700,000
Scripps Health, Series B (JPMorgan Chase Bank NA LOC), 0.13%, 1/07/13	23,700	23,700,000
Scripps Health, Series E (Bank of America NA LOC), 0.13%, 1/07/13	3,200	3,200,000
Stanford Hospital and Clinics, Series A, 0.21%, 7/29/13	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase Bank LOC), 0.16%, 1/07/13 (a)	4,400	4,400,000
California HFA, RB, VRDN, Home Mortgage Series B, AMT (Fannie Mae LOC, Freddie Mac LOC), 0.15%, 1/07/13 (a)	6,400	6,400,000
California HFA, Refunding RB, VRDN, Home Mortgage Series D, AMT (Fannie Mae Liquidity Facility) (Freddie Mac Liquidity Facility), 0.10%, 1/07/13 (a)	1,800	1,800,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas and Electric, Series D (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 1/02/13 (a)	6,025	6,025,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.17%, 1/07/13 (a)	4,400	4,400,000

	Par (000)	Value
Municipal Bonds
California (continued)
California Pollution Control Financing Authority, RB, VRDN, AMT (a):
Burrtec Waste Group, Series A (US Bank NA LOC), 0.18%, 1/07/13	$8,020	$8,020,000
EDCO Disposal Corp. Project, Series A (Wells Fargo Bank NA LOC), 0.18%, 1/07/13	4,850	4,850,000
South Tahoe Refuse Project, Series A (Union Bank of California LOC), 0.19%, 1/07/13	4,245	4,245,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric, AMT (JPMorgan Chase Bank LOC), 0.11%, 1/02/13 (a)	1,500	1,500,000
California School Cash Reserve Program Authority, RB:
Series A, 2.00%, 3/01/13	2,735	2,741,910
Series F, 2.00%, 3/01/13	10,000	10,024,917
California State JPMorgan Chase PUTTER/DRIVERS Trust, RB, VRDN, (JPMorgan Liquidity Agreement), Series 4265, 0.14%, 1/02/13 (a)(b)(c)	9,000	9,000,000
California State Department of Water Resources, Refunding RB, VRDN, Central Valley Project, Series AE (JPMorgan Chase Bank NA Liquidity Facility), 0.14%, 1/07/13 (a)(b)	3,215	3,215,000
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.21%, 1/07/13 (a)	5,300	5,300,000
California State Health Facilities Financing Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-1083, (Deutsche Bank AG Liquidity Facility, Deutsche Bank AG Guaranty Agreement) 0.20%, 1/07/13 (a)(b)(c)	10,000	10,000,000
California State Health Facilities Financing Authority, RB, Kaiser Permanente, Series A, Mandatory Put Bond (Royal Bank of Canada LOC) (Royal Bank of Canada SBPA), 0.17%, 1/02/13 (a)(b)	27,400	27,400,000
California State Public Works Board, RB, VRDN, Regents University California, Series A (JPMorgan Chase Bank NA Liquidity Facility), 0.14%, 1/07/13 (a)(b)	17,800	17,800,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Liquidity Facility, Fannie Mae Guarantee) (a):
2nd Street Senior Apartments, Series TT, 0.14%, 1/07/13	$2,255	$2,255,000
Greentree Senior Apartments Project, Series P, 0.14%, 1/07/13	7,350	7,350,000
Oakmont of Alameda, Series WW, 0.14%, 1/07/13	12,680	12,680,000
California Statewide Communities Development Authority, RB, 4.00%, 6/15/13	5,500	5,593,240
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities, Series B (Lloyds TSB Bank Plc LOC), 0.12%, 1/07/13 (a)	10,000	10,000,000
City of Anaheim, Deutsche Bank SPEARS/LIFERS Trust, Tax Allocation Bonds, Refunding, VRDN, Series DB-470 (Deutsche Bank AG Liquidity Facility, Deutsche Bank AG Guaranty Agreement) (Goldman Sachs & Co.), 0.16%, 1/07/13 (a)(c)	12,200	12,200,000
City of Carlsbad California, RB, VRDN, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.21%, 1/07/13 (a)	13,615	13,615,000
City of Fremont, COP, Refunding, VRDN, 2008 Financing Project (US Bank NA LOC), 0.12%, 1/07/13 (a)	13,105	13,105,000
City of Hemet, Refunding HRB, VRDN, Sunwest Retirement (Freddie Mac SBPA, Freddie Mac Guarantee), 0.12%, 1/07/13 (a)	1,200	1,200,000
City of Loma Linda California, Refunding HRB, VRDN, Loma Linda Springs, AMT (Fannie Mae Credit Support) (Fannie Mae Liquidity Facility), 0.17%, 1/07/13 (a)	19,430	19,430,000
City of Los Angeles California Wastewater System, Refunding RB, VRDN, Sub-Series C (JPMorgan Chase Bank SBPA), 0.12%, 1/07/13 (a)	5,000	5,000,000
City of Richmond California, GO, TRAN, Series A, 2.00%, 6/28/13	7,300	7,360,774
City of Riverside California Water Revenue, Refunding RB, Mandatory Put Bonds, Series A, 0.18%, 5/01/13 (d)	9,860	9,860,000

	Par (000)	Value
Municipal Bonds
California (continued)
City of San Jose California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, AMT (Deutsche Bank AG SBPA, Deutsche Bank Guaranty Agreement) (a)(c):
Series DB-480, 0.17%, 1/07/13	$9,880	$9,880,000
Series DB-484, 0.17%, 1/07/13	20,825	20,825,000
Series DBE-544, 0.17%, 1/07/13	8,735	8,735,000
City of San Jose California, RB, VRDN, Carlton, Series A, AMT (Fannie Mae LOC, Fannie Mae Credit Support), 0.17%, 1/07/13 (a)	12,000	12,000,000
City of San Jose California, Refunding RB, VRDN, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae LOC, Fannie Mae Credit Support), 0.25%, 1/07/13 (a)	2,000	2,000,000
City of Santa Rosa California, RB, VRDN, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.18%, 1/07/13 (a)	2,040	2,040,000
Coast Community College District, GO, FLOATS, VRDN, Series 36TPZ (AGM) (Wells Fargo Bank NA SBPA), 0.16%, 1/07/13 (a)(c)	3,490	3,490,000
Contra Costa Water District California, TECP, 0.23%, 1/09/13	10,100	10,100,000
County of Contra Costa California, RB, VRDN, Pleasant Hill Bart Transit, Series A, AMT (Bank of America NA LOC), 0.17%, 1/07/13 (a)	18,200	18,200,000
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-646, AMT (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty Agreement), 0.20%, 1/07/13 (a)(c)	63,600	63,600,000
Davis Joint Unified School District, GO, Transportation, 1.00%, 5/01/13	8,600	8,620,285
East Bay Municipal Utility District, Refunding RB, Series A-1, 0.13%, 1/03/13 (a)	5,840	5,840,000
East Bay Water Utility District TECP:
0.23%, 1/09/13	21,300	21,300,000
0.20%, 3/06/13	16,200	16,200,000
Fontana Unified School District, GO, VRDN, PUTTERS, Series 2668 (AGM) (JPMorgan Chase Bank NA SBPA), 0.21%, 1/07/13 (a)(c)	1,500	1,500,000
Irvine Unified School District, Special Tax Bonds, VRDN, Community Facilities District 9, (Bank of America NA LOC) 0.13%, 1/02/13 (a)	6,800	6,800,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	2

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Los Angeles California Department of Airports, Refunding RB, VRDN, Senior, Los Angeles International Airport, AMT (JPMorgan Chase Bank NA SBPA), 0.19%, 1/07/13 (a)(b)	$8,930	$8,930,000
Los Angeles California Regional Airports, Wells Fargo Stage Trust, (Wells Fargo Bank NA Guarantee, Wells Fargo Bank NA SBPA) Series 80-C, AMT, 0.21%, 1/07/13 (a)(b)(c)	4,605	4,605,000
Los Angeles County Public Works Financing, Wells Fargo Stage Trust, RB, Series 85-C (Wells Fargo Bank NA SBPA), 0.16%, 1/07/13 (a)(b)(c)	13,555	13,555,000
Los Angeles County Housing Authority, Refunding RB, VRDN, Malibu Meadows (Fannie Mae Credit Support, Fannie Mae Liquidity Agreement), 0.12%, 1/07/13 (a)	3,300	3,300,000
Los Angeles County Schools, RB:
Pooled Transportation, Series A-2 GO, 2.00%, 1/31/13	2,750	2,753,986
Pooled Transportation, Series A-4 GO, 2.00%, 2/28/13	1,500	1,503,720
Pooled Transportation, Series A-9 GO, 2.00%, 2/28/13	2,400	2,406,258
Pooled Transportation, Series B-3, 2.00%, 11/29/13	5,800	5,885,313
Los Angeles Department of Water & Power, Refunding RB, VRDN (a):
Sub-Series B-2 (Royal Bank of Canada SBPA), 0.08%, 1/02/13	8,100	8,100,000
Sub-Series B-3 (Barclays Bank Plc SBPA), 0.10%, 1/07/13	14,100	14,100,000
Metropolitan Water District of Southern California, Refunding RB, Series A-3, Mandatory Put Bond, 0.13%, 1/03/13	1,500	1,499,938
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (JPMorgan Chase Bank NA SBPA), 0.10%, 1/07/13 (a)	17,250	17,250,000
Orange County Sanitation District, COP, FLOATS, VRDN, Series 2928 (Credit Suisse SBPA), 0.13%, 1/07/13 (a)(c)	12,785	12,785,000
Oxnard School District, GO, Transportation, 2.00%, 1/31/13	9,440	9,453,745
Riverside County IDA California, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.25%, 1/07/13 (a)	3,300	3,300,000

	Par (000)	Value
Municipal Bonds
California (concluded)
Sacramento Unified School District, FLOATS, GO, Refunding, VRDN (Wells Fargo Bank NA Guarantee Agreement, Wells Fargo SBPA), 0.16%, 1/07/13 (a)(b)(c)	$6,935	$6,935,000
San Bernardino County Housing Authority, M/F, Refunding RB, VRDN, Raintree Apartments, Series A (Federal Home Loan Bank LOC) (East West Bank LOC), 0.17%, 1/07/13 (a)	4,055	4,055,000
San Diego Housing Authority California, RB, VRDN, Studio 15, Series B, AMT (Citibank NA LOC), 0.14%, 1/07/13 (a)	3,015	3,015,000
San Francisco City & County Redevelopment Agency, Refunding HRB, VRDN, Fillmore Center, Series B-2, AMT (Freddie Mac Credit Support LOC, Freddie Mac Liquidity Facility), 0.15%, 1/07/13 (a)	6,750	6,750,000
San Jose Redevelopment Agency, RB, VRDN, Merged Area Redevelopment Project, Series A (JPMorgan Chase Bank LOC), 0.13%, 1/07/13 (a)	6,761	6,761,000
Sequoia Union High School District, GO, FLOATS, VRDN, Series 2160 (Wells Fargo Bank NA SBPA) (AGM), 0.16%, 1/07/13 (a)(c)	5,360	5,360,000
Sierra Joint Community College District, GO, Transportation, 1.00%, 9/24/13	7,200	7,230,896
Southern California Public Power Authority, Refunding RB, VRDN, Palo Verde Project, Series A (Citibank NA LOC), 0.13%, 1/07/13 (a)	21,100	21,100,000
State of California, GO, Refunding, VRDN (a):
Kindergarten, Series B-1 (Citibank NA LOC), 0.09%, 1/02/13	11,200	11,200,000
Kindergarten, Series B-4 (Citibank NA LOC), 0.12%, 1/07/13 (a)	5,400	5,400,000
Series 2661 (Wells Fargo Bank NA SBPA), 0.17%, 1/07/13	31,841	31,840,500
Series B-1 (Bank of America NA LOC), 0.13%, 1/07/13	10,200	10,200,000
State of California, GO, VRDN (a):
FLOATS, Series C-1 (Bank of America NA LOC), 0.13%, 1/07/13	8,500	8,500,000
Series 2178 (Wells Fargo Bank NA SBPA, Wells Fargo Bank NA Guarantee Agreement), 0.17%, 1/07/13	21,509	21,508,500
State of California, RAN:
Series A-1, 2.50%, 5/30/13	28,300	28,551,668
Series A-2, 2.50%, 6/20/13	6,700	6,764,745

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	3

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $882,735,355*) – 93.2%	$882,735,355
Other Assets Less Liabilities – 6.8%	64,761,816
Net Assets – 100.0%	$947,497,171

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TRAN	Tax Revenue Anticipation Notes
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	4

Schedule of Investments (concluded)	BIF California Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds:[1]	—	$882,735,355	—	$882,735,355

1 See abover Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012,

cash of $70,503,357 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	5

Schedule of Investments December 31, 2012 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Connecticut — 95.2%
City of Shelton, GO, BAN, 1.00%, 8/01/13	$5,820	$5,845,744
Connecticut Housing Finance Authority, RB, VRDN (a):
AMT, MSG Mortgage Financial, Series D (Federal Home Loan Bank SBPA), 0.14%, 1/07/13	6,406	6,406,000
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.13%, 1/07/13	1,455	1,455,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA), 0.13%, 1/02/13	7,500	7,500,000
Housing Mortgage Finance Program, Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.12%, 1/07/13	8,500	8,500,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.13%, 1/02/13	3,600	3,600,000
Sub-Series F-1 (JPMorgan Chase Bank NA SBPA), 0.13%, 1/02/13	1,315	1,315,000
Connecticut Innovations Inc, RB, VRDN, ISO New England Inc. Project (TD Bank NA LOC), 0.11%, 1/07/13 (a)	8,000	8,000,000
Connecticut State Development Authority, RB, VRDN, AMT (a):
Cheshire (Bank of New York Mellon LOC), 0.52%, 1/07/13	1,030	1,030,000
Solid Waste Project, Rand/Whitney (Bank of Montreal LOC), 0.13%, 1/07/13	9,000	9,000,000
Connecticut State Development Authority, Refunding RB, VRDN, Pierce Memorial Baptist Home, Inc. Project, 1999 Refunding Series (LaSalle National Bank LOC), 0.12%, 1/07/13 (a)	4,010	4,010,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Austin Trust, Certificates, Yale University, Series 2008-1080 (Bank of America NA SBPA), 0.15%, 1/07/13	2,636	2,636,000
Avon Old Farms School, Series A (Bank of America NA LOC), 0.16%, 1/07/13	2,995	2,995,000
Greenwich Adult Day Care, Series A (JPMorgan Chase Bank NA LOC), 0.21%, 1/07/13	3,095	3,095,000
Hotchkiss School, Series A (US Bank National Association SBPA), 0.12%, 1/07/13	4,100	4,100,000

	Par (000)	Value
Municipal Bonds
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, RB, VRDN (a) (concluded):
Yale University, Series T-2, 0.11%, 1/07/13	$24,455	$24,455,000
Yale University, Series V-2, 0.10%, 1/02/13	2,000	2,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase Bank NA LOC), 0.13%, 1/07/13	9,000	9,000,000
FLOATS, Connecticut State University, Series 1884 (AGM), 0.15%, 1/07/13 (b)	8,760	8,760,000
Yale-New Haven Hospital, Series K1 (JPMorgan Chase Bank NA LOC), 0.13%, 1/07/13	5,500	5,500,000
Yale-New Haven Hospital, Series K2 (JPMorgan Chase Bank NA LOC), 0.14%, 1/07/13	1,250	1,250,000
State of Connecticut, GO, Refunding, FLOATS, VRDN, Certificates, Series 514 (Morgan Stanley Bank SBPA), 0.18%, 1/07/13 (a)(b)	10,000	10,000,000
State of Connecticut, Refunding RB, Revolving Fund, Series C, 5.00%, 10/01/13	1,075	1,113,223
Town of Brooklyn, GO, Refunding, BAN, 1.00%, 8/13/13	1,200	1,205,081
Town of East Haddam, GO, BAN, 1.25%, 2/07/13	1,530	1,531,528
Town of Enfield, GO, BAN, 1.00%, 8/13/13	4,000	4,017,431
Town of Killingly, GO, BAN, 1.25%, 5/01/13	5,000	5,016,355
Town of Lebanon, GO, BAN, 0.50%, 1/17/13	3,000	3,000,274
Town of Westport, GO, 3.60%, 7/15/13 (c)	100	101,749
		146,438,385

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

	Value	Par (000)
Municipal Bonds
Puerto Rico — 3.6%

Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement (a):
Series A-2 (JPMorgan Chase Bank NA SBPA) (AGM), 0.21%, 1/07/13	$570	$570,000
Sub-Series 2003 C-5-2 (Barclays Bank Plc LOC), 0.13%, 1/07/13	4,900	4,900,000
		5,470,000
Total Investments (Cost - $151,908,385*) – 98.8%		151,908,385
Other Assets Less Liabilities – 1.2%		1,843,399

Net Assets – 100.0%		$153,751,784

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	2

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in the securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$151,908,385	—	$151,908,385
Total	—	$151,908,385	—	$151,908,385

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $29,366 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	3

Schedule of Investments December 31, 2012 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Massachusetts — 98.3%
Berlin & Boylston Regional School District, GO, BAN, 0.34%, 12/12/13	$4,000	$4,024,912
City of Chicopee, Refunding, GO, BAN, 0.32%, 11/29/13	5,350	5,383,288
Commonwealth of Massachusetts, GO, VRDN (a):
Central Artery, Series A (Bank of America NA SBPA), 0.15%, 1/02/13	4,800	4,800,000
Central Artery, Series B (US Bank NA SBPA), 0.11%, 1/02/13	1,900	1,900,000
Consolidated Loan, Series B (JPMorgan Chase Bank NA SBPA), 0.13%, 1/02/13	2,230	2,230,000
Commonwealth of Massachusetts, BB&T Municipal Trust, GO, Refunding, FLOATS, VRDN, Series 2005 (Branch Banking & Trust SBPA), 0.11%, 1/07/13 (a)(b)(c)	1,650	1,650,000
Massachusetts Bay Transportation Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47, AMT (State Street Bank & Trust Co. SBPA), 0.16%, 1/07/13 (a)(b)(c)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN (a):
7 Month Window, Senior Series A, 0.22%, 7/29/13	5,000	5,000,000
FLOATS, Series 51C (Wells Fargo Bank NA SBPA), 0.16%, 1/07/13 (b)(c)	1,000	1,000,000
General Transportation System, Series A (Barclays Bank Plc), 0.13%, 1/07/13	3,000	3,000,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Avalon Acton Apartments, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.15%, 1/07/13	6,500	6,500,000
Brooksby Village, Inc. Project (Bank of America NA LOC), 0.17%, 1/07/13	4,500	4,500,000
Concord Foods Issue, AMT (Bank of America NA LOC), 0.34%, 1/07/13	1,475	1,475,000
Cordis Mills LLC, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.16%, 1/07/13	9,850	9,850,000
Holy Cross, FLOATS, Series 1336 (Credit Suisse SBPA), 0.13%, 1/07/13 (b)(c)	5,050	5,050,000
Partners Healthcare System, Series K-1 (Wells Fargo Bank NA SBPA), 0.09%, 1/07/13	2,300	2,300,000

	Par (000)	Value
Municipal Bonds
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB, VRDN (a):
Boston University, Series U-6E (Bank of Nova Scotia LOC), 0.10%, 1/07/13	$2,500	$2,500,000
Briarwood Retirement (Manufacturers & Traders LOC), 0.10%, 1/07/13	115	115,000
Fessenden School (JPMorgan Chase Bank NA LOC), 0.13%, 1/07/13	2,785	2,785,000
Groton School (US Bank NA SBPA), 0.12%, 1/07/13	3,415	3,415,000
New England Deaconess, Series B (Manufacturers & Traders LOC), 0.15%, 1/07/13	9,840	9,840,000
Massachusetts Development Finance Agency, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA) 0.14%, 1/07/13 (a)(b)(c)	10,000	10,000,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series D-3 (JPMorgan Chase Bank NA SBPA), 0.13%, 1/07/13 (a)	4,150	4,150,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Great Brook Valley Health, Series A (TD Bank NA LOC), 0.13%, 1/07/13	3,635	3,635,000
Tufts University, Series N-1 (US Bank NA SBPA), 0.10%, 1/02/13	8,000	8,000,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (a):
Development, Garlock Printing Corp. (Bank of America NA LOC), 0.85%, 1/07/13	340	340,000
Gem Group, Inc. Issue (Bank of America NA LOC), 0.85%, 1/07/13	840	840,000
Multi-Mode Development, 225 Bodwell Project (JPMorgan Chase Bank LOC), 0.74%, 1/07/13	4,000	4,000,000
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-528 (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantee Agreement), 0.16%, 1/07/13 (a)(b)	2,985	2,985,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Massachusetts (continued)
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.13%, 1/07/13 (a)	$6,495	$6,495,000
Metropolitan Boston Transit Parking Corp., Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 77-C (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.16%, 1/07/13 (a)(b)(c)	8,900	8,900,000
Town of Amesbury, GO, BAN, Refunding, 0.48%, 12/13/13	1,500	1,507,379

	Par (000)	Value
Municipal Bonds
Massachusetts (concluded)
University of Massachusetts Building Authority, Refunding RB, VRDN, 7 Month Window, Senior Series 2, 0.22%, 7/29/13 (a)(b)	$2,955	$2,955,000
		136,125,579
Puerto Rico — 0.5%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2 (AGM, JPMorgan Chase Bank SBPA), 0.21%, 1/07/13 (a)	735	735,000
Total Investments (Cost - $136,860,579*) – 98.8%		136,860,579
Other Assets Less Liabilities – 1.2%		1,680,214
Net Assets – 100.0%		$138,540,793

* Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	2

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$136,860,579	—	$136,860,579
Total	—	$136,860,579	—	$136,860,579

1See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, cash of $27,062 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	3

Schedule of Investments December 31, 2012 (Unaudited)	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds (a)
Michigan — 98.7%
Berrien County EDC Michigan, EDRB, VRDN, Arlington Corp. Project, AMT (JPMorgan Chase Bank NA LOC), 0.40%, 1/07/13	$1,095	$1,095,000
Chelsea EDC Michigan, Refunding RB, VRDN, Silver Maples Obligor (Comerica Bank LOC), 0.14%, 1/07/13	1,975	1,975,000
Detroit Water Supply System, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series D (BHAC, Deutsche Bank AG SBPA), 0.38%, 1/07/13 (b)(c)	1,495	1,495,000
Eastern Michigan University, RB, Prerefunded, Series A (NPFGC), 5.00%, 6/01/13 (d)	700	713,582
Grand Valley State University, Refunding RB, VRDN, Series B (US Bank NA LOC), 0.13%, 1/07/13	5,500	5,500,000
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C Wells Fargo Bank Guaranty Agreement (Wells Fargo Bank NA SBPA), 0.16%, 1/07/13 (b)(c)	1,390	1,390,000
Macomb County EDC, RB, VRDN, Aim Plastics, Inc. Project, AMT (Comerica Bank LOC), 0.23%, 1/07/13	755	755,000
Michigan Finance Authority, RB, Higher Education Facilities, VRDN:
Adrian College Project (Comerica Bank LOC), 0.18%, 1/07/13	2,000	2,000,000
University of Detroit Mercy Project (JPMorgan Chase Bank NA LOC), 0.14%, 1/07/13	500	500,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C,(Citibank NA LOC) 0.13%, 1/07/13	900	900,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.13%, 1/07/13	6,630	6,630,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC SBPA), 0.18%, 1/07/13 (c)	6,200	6,200,000

	Par (000)	Value
Municipal Bonds (a)
Michigan (concluded)
Michigan State HDA, HRB, VRDN, Berrien Woods III, Series A, AMT (Citibank NA LOC), 0.16%, 1/07/13	$5,750	$5,750,000
Michigan Strategic Fund, RB, VRDN, AMT:
C&M Manufacturing Corp., Inc. Project (JPMorgan Chase Bank NA LOC), 0.60%, 1/07/13	820	820,000
Golden Keys Development LLC Project (JPMorgan Chase Bank NA LOC), 0.20%, 1/07/13	1,350	1,350,000
Lanse Warden Election Co. LLC Project (Standard Chartered Bank LOC), 0.48%, 1/07/13	3,215	3,215,000
Mans LLC Project (Comerica Bank LOC), 0.23%, 1/07/13	700	700,000
Merrill Tool Holding Co. Project, Series A (Bank of America NA LOC), 0.37%, 1/07/13	600	600,000
Riverwalk Properties LLC Project (Comerica Bank LOC), 0.23%, 1/07/13	1,300	1,300,000
Vector Investments Project (Bank of America NA LOC), 0.40%, 1/07/13	800	800,000
Oakland County Economic Development Corp., Refunding RB, VRDN, Cranbrook Education Community Project (JPMorgan Chase Bank NA LOC), 0.13%, 1/07/13	2,000	2,000,000
Southfield Michigan Economic Development Corp., RB, VRDN, Lawrence Tech University PJ (JPMorgan Chase Bank NA LOC), 0.16%, 1/07/13	2,070	2,070,000
University of Michigan, RB, VRDN, Hospital, Series A, 0.11%, 1/02/13	2,300	2,300,000
University of Michigan, Refunding RB, VRDN, Series B (The Northern Trust Company SBPA), 0.09%, 1/02/13	7,800	7,800,000
		57,858,582
Puerto Rico — 1.2%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2 (AGM, JPMorgan Chase Bank NA SBPA), 0.21%, 1/07/13	695	695,000
Total Investments (Cost - $58,553,582*) – 99.9%		58,553,582
Other Assets Less Liabilities – 0.1%		64,160
Net Assets – 100.0%		$58,617,742

*	Cost for federal income tax purposes.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BIF Michigan Municipal Money Fund

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDC	Economic Development Corp.
EDRB	Economic Development Revenue Bonds
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corporation
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	2

Schedule of Investments (concluded)	BIF Michigan Municipal Money Fund

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$58,553,582	—	$58,553,582
Total	—	$58,553,582	—	$58,553,582

1See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, a bank overdraft of $4,847,328 is categorized as Level 2 with the disclosure hierarchy.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	3

Schedule of Investments December 31, 2012 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey — 91.8%
Borough of Cresskill New Jersey, GO, Refunding, BAN, 1.00%, 3/08/13	$3,922	$3,924,170
Borough of Saddle River New Jersey, GO, BAN:
1.00%, 3/28/13	3,056	3,059,691
1.00%, 8/02/13	3,861	3,871,351
Borough of Watchung New Jersey, GO, BAN, Refunding, 1.25%, 2/28/13	4,400	4,405,149
Borough of Westwood New Jersey, GO, BAN, 1.25%, 5/03/13	1,082	1,083,483
Borough of Westwood New Jersey, GO, BAN, Refunding, 1.25%, 5/03/13	5,100	5,112,134
Burlington County Bridge Commission, Refunding RB, Project Notes, Solid Waste Project, 2.00%, 10/08/13	9,200	9,305,681
Camden County Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.13%, 1/07/13 (a)	1,665	1,665,000
Essex County Improvement Authority, RB, VRDN, ACES, Pooled Governmental Loan Program, 0.12%, 1/07/13 (a)	2,590	2,590,000
Lower Township Municipal Utilities Authority, Refunding RB, Project Notes, Series B, 1.50%, 9/20/13	6,250	6,294,797
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.11%, 1/07/13	11,700	11,700,000
Morris Museum Project, (JPMorgan Chase Bank LOC), 0.09%, 1/07/13	7,900	7,900,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.30%, 1/07/13	5,840	5,840,000
PB Tower & Metro Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.30%, 1/07/13	2,985	2,985,000
PB Tower & Metro Project, Series B, AMT (Wells Fargo Bank NA LOC), 0.30%, 1/07/13	1,490	1,490,000
Urban League Project (Wells Fargo Bank NA LOC), 0.20%, 1/07/13	1,885	1,885,000
New Jersey EDA, Refunding RB, VRDN (a):
Blair Academy Project (Wells Fargo Bank NA LOC), 0.10%, 1/07/13	6,910	6,910,000
Exxon Project, 0.07%, 1/02/13	1,000	1,000,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.25%, 1/07/13	5,400	5,400,000

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey Educational Facilities Authority, Refunding RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.12%, 1/07/13 (a)	$6,405	$6,405,000
New Jersey Environmental Infrastructure Trust, Refunding RB, VRDN, Series A-R (Bank of America NA SBPA), 0.15%, 1/07/13 (a)(b)(c)	500	500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Recovery Management System, Inc. (TD Bank NA LOC), 0.12%, 1/07/13	6,620	6,620,000
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.10%, 1/07/13	7,910	7,910,000
Series A-4 (TD Bank NA LOC), 0.12%, 1/07/13	11,035	11,035,000
Virtua Health (Wells Fargo Bank NA LOC), 0.10%, 1/07/13	4,600	4,600,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN, RWJ Health Care Corp. (TD Bank NA LOC), 0.11%, 1/07/13 (a)	3,900	3,900,000
New Jersey State Educational Facilities Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3922 (JPMorgan Chase Bank SBPA), 0.14%, 1/07/13 (a)(b)(c)	2,165	2,165,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC) (Royal Bank of Canada SBPA) (a)(c):
Series L-35, 0.18%, 1/07/13	25,245	25,245,000
Series L-36, 0.18%, 1/07/13	19,300	19,300,000
New Jersey State Housing & Mortgage Finance Agency, RB, (Barclays Bank Plc SBPA), S/F Housing, VRDN (a):
Series O, AMT, 0.14%, 1/07/13	6,100	6,100,000
Series P, 0.12%, 1/07/13	6,925	6,925,000
Series Q, AMT, 0.14%, 1/07/13	9,710	9,710,000
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, VRDN (a):
M/F Housing, Series A (AGM), 0.26%, 1/07/13	5,300	5,300,000
M/F Housing, Series G (Bank of New York Mellon SBPA) (AGM), 0.26%, 1/07/13	3,600	3,600,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New Jersey (continued)
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, VRDN (a)(concluded):
S/F Housing, Series O (Barclays Bank Plc SBPA), 0.14%, 1/07/13	$14,525	$14,525,000
New Jersey Transportation Trust Fund Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-447 (Deutsche Bank AG SBPA), 0.16%, 1/07/13 (a)(c)	50,335	50,335,000
New Jersey Transportation Trust Fund Authority, Clipper Caraval Tax-Exempt Certificate Trust, RB, VRDN, Series 31 (State Street Bank & Trust Co. SBPA), 0.13%, 1/07/13 (a)(b)	29,400	29,400,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT (JPMorgan Chase Bank NA SBPA) (a)(b)(c):
Series 3176, 0.19%, 1/07/13	27,860	27,860,000
Series 3193, 0.19%, 1/07/13	12,995	12,995,000
Port Authority of New York & New Jersey, Refunding RB, VRDN, Series 766 (Morgan Stanley Bank SBPA) (AGM), 0.13%, 1/07/13 (a)	1,500	1,500,000
Township of Clark New Jersey, GO, BAN, 1.25%, 3/22/13	4,000	4,007,156
Township of Clinton New Jersey, GO, BAN, 1.00%, 2/01/13	4,400	4,401,777
Township of Colts Neck New Jersey, GO, BAN, 1.25%, 2/26/13	4,106	4,110,826

	Par (000)	Value
Municipal Bonds
New Jersey (concluded)
Township of Delran, GO, BAN, 1.00%, 11/12/13	$4,653	$4,663,131
Township of Marlboro New Jersey, GO, BAN, 1.25%, 6/13/13	3,300	3,311,061
Township of Neptune New Jersey, GO, BAN, 1.00%, 9/13/13	6,560	6,576,424
Township of Old Bridge, GO, BAN, 1.00%, 10/15/13	900	903,959
Township of Voorhees New Jersey, GO, BAN, 1.00%, 8/08/13	4,029	4,038,829
		374,364,619
Pennsylvania — 5.0%
Delaware River Port Authority, Refunding RB, VRDN, Series B (a):
(Bank of America NA LOC), 0.12%, 1/07/13	19,500	19,500,000
(TD Bank NA LOC), 0.11%, 1/07/13	1,000	1,000,000
		20,500,000
Puerto Rico — 0.5%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Sub-Series 2003 C-5-2 (Barclays Bank Plc LOC) (AGM), 0.13%, 1/07/13 (a)	1,850	1,850,000
Total Investments (Cost - $396,714,619*) – 97.3%		396,714,619
Other Assets Less Liabilities – 2.7%		10,861,393
Net Assets – 100.0%		$407,576,012

* Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single Family
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	2

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$396,714,619	—	$396,714,619
Total	—	$396,714,619	—	$396,714,619

1 See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012,

cash of $8,866,057 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	3

Schedule of Investments December 31, 2012 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York — 99.6%
Arlington Central School District, GO, BAN (State Aid Withholding), 1.00%, 11/15/13	$1,696	$1,704,663
Austin Trust, Refunding RB, VRDN (a):
Series 2008-1184 (Bank of America NA SBPA), 0.19%, 1/07/13	4,300	4,300,000
Series 2008-3507 (AGM) (Bank of America NA SBPA), 0.29%, 1/07/13	3,350	3,350,000
Series 2008-3508 (Bank of America NA SBPA), 0.19%, 1/07/13	6,450	6,450,000
Babylon Union Free School District, GO, TAN (State Aid Withholding), 0.75%, 6/21/13	5,400	5,411,160
Beekmantown Central School District, GO, BAN, Refunding, 1.00%, 7/05/13	5,100	5,111,623
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.11%, 1/07/13 (a)	5,000	5,000,000
Central Islip Union Free School District, GO, TAN (State Aid Withholding), 1.00%, 6/27/13	4,300	4,312,989
City of New York, New York, GO, Refunding, VRDN (a):
Sub-Series C-2 (Bayerische Landesbank LOC), 0.18%, 1/07/13	7,615	7,615,000
Sub-Series E-2 (JPMorgan Chase Bank NA LOC), 0.12%, 1/02/13	4,700	4,700,000
City of New York, New York, GO, VRDN (a):
JPMorgan Chase PUTTERS/DRIVERS Trust, DRIVERS, Series 3282 (JPMorgan Chase Bank NA SBPA), 0.14%, 1/07/13 (b)(c)	3,325	3,325,000
Series F-4 (Landesbank Hessen-Thuringen LOC), 0.18%, 1/07/13	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.18%, 1/07/13	11,315	11,315,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.13%, 1/07/13	14,260	14,260,000
Sub-Series B-9 (JPMorgan Chase Bank NA LOC), 0.13%, 1/07/13	9,000	9,000,000
Sub-Series F-3 (Sumitomu Mitsui Banking Corp. LOC), 0.11%, 1/07/13	23,300	23,300,000
Sub-Series G-5 (Wells Fargo Bank NA SBPA), 0.07%, 1/02/13	8,000	8,000,000
Sub-Series I-4 (Bank of New York Mellon LOC), 0.11%, 1/07/13	6,800	6,800,000
Sub-Series L-6 (Wells Fargo Bank NA SBPA), 0.07%, 1/02/13	5,635	5,635,000

	Par (000)	Value
Municipal Bonds
New York (continued)
Cohoes Industrial Development Agency, RB, VRDN, Eddy Village Project (Bank of America NA LOC), 0.12%, 1/07/13 (a)	$19,500	$19,500,000
East Islip Union Free School District, GO, TAN (State Aid Withholding), 1.00%, 6/28/13	11,000	11,024,717
East Williston Union Free School District, GO, TAN (State Aid Withholding), 1.00%, 6/27/13	3,000	3,009,803
Evans-Brant Central School District, GO, Refunding, BAN (State Aid Withholding), 1.00%, 6/28/13	8,145	8,164,852
Hicksville Union Free School District, GO, TAN (State Aid Withholding), 1.00%, 6/21/13	4,300	4,313,973
Housing Development Corp., RB, VRDN, Series K-2, (Wells Fargo Bank NA SBPA), 0.11%, 1/07/13 (a)	10,765	10,765,000
Livonia Central School District, GO, BAN, 0.65%, 6/28/13	3,252	3,252,427
Long Island Power Authority, RB, VRDN, Sub-Series 1B (California State Teacher's Retirement System and State Street Bank Trust Co. SBPA), 0.12%, 1/02/13 (a)	12,400	12,400,000
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.18%, 1/07/13 (a)(b)(c)	4,625	4,625,000
Metropolitan Transportation Authority, RB, VRDN, Sub-Series B-1 (State Street Bank & Trust Co. LOC), 0.11%, 1/07/13 (a)	5,000	5,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-2 (Bank of Tokyo - Mitsubishi UFJ Ltd. LOC), 0.11%, 1/07/13 (a)	29,925	29,925,000
Middletown City School District, GO, Refunding, BAN, 1.00%, 9/27/13	17,100	17,184,037
Monroe County Industrial Development Agency, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.23%, 1/07/13 (a)(b)	6,385	6,385,000
Nassau County Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.14%, 1/07/13 (a)	13,250	13,250,000
Nassau Health Care Corp., Refunding RB, VRDN (JP Morgan Chase Bank NA LOC), 0.14%, 1/07/13 (a)	10,000	10,000,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York City Housing Development Corp., MRB, VRDN, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.15%, 1/07/13 (a)	$4,255	$4,255,000
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor, Freddie Mac SBPA), 0.12%, 1/07/13	10,900	10,900,000
Elliott Chelsea Development, Series A (Citibank NA LOC), 0.14%, 1/07/13	4,100	4,100,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.12%, 1/07/13	7,765	7,765,000
ROCS, Series II-R-13100 (Citibank NA SBPA), 0.15%, 1/07/13 (b)	5,385	5,385,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.12%, 1/07/13	14,065	14,065,000
New York City Housing Development Corp., Refunding RB, VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-Thuringen LOC), 0.14%, 1/07/13	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA), 0.19%, 1/07/13 (b)(c)	6,235	6,235,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT (Citibank NA LOC), 0.15%, 1/07/13	8,000	8,000,000
Heart Share Human Services, Series A (HSBC Bank USA NA LOC), 0.12%, 1/07/13	2,910	2,910,000
Korean Air Lines Co. Ltd Project, AMT, Series C (Kookmin Bank LOC), 0.35%, 1/07/13	7,600	7,600,000
New York City Industrial Development Agency, Refunding RB, VRDN, Brooklyn Heights (TD Bank NA LOC), 0.11%, 1/07/13 (a)	5,320	5,320,000
New York City Municipal Water Finance Authority, RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2009-0046, Class A (Citibank NA SBPA), 0.13%, 1/07/13 (b)	18,000	18,000,000
Second General Resolution, Series DD-2 (Bank of New York SBPA), 0.07%, 1/02/13	800	800,000

	Par (000)	Value
Municipal Bonds
New York (continued)
New York City Municipal Water Finance Authority, RB, VRDN (a) (continued):
Second General Resolution, Sub-Series AA-1A (State Street Bank And Trust Company SBPA), 0.10%, 1/02/13	$9,000	$9,000,000
Second General Resolution, Sub-Series BB-3 (Royal Bank Of Canada SBPA), 0.11%, 1/07/13	10,700	10,700,000
PUTTERS, Series 2559 (JPMorgan Chase Bank NA SBPA), 0.14%, 1/07/13 (c)	1,775	1,775,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a)(b):
Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.17%, 1/07/13	14,900	14,900,000
ROCS, Series II-R-12309 (FSA) (Citibank NA SBPA), 0.16%, 1/07/13	10,000	10,000,000
New York City Transitional Finance Authority, RB, VRDN, Sub-Series 2F (Bayerische Landesbank SBPA), 0.15%, 1/02/13 (a)	2,190	2,190,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Adjustable Future Tax-Exempt Subordinate, Series A, Sub-Series A-4 (Northern Trust Company SBPA), 0.09%, 1/02/13	550	550,000
Adjustable Future Tax-Exempt Subordinate, Series C, Sub-Series C-5, (Sumitomo Mitsu Banking SBPA), 0.11%, 1/07/13	6,000	6,000,000
FLOATS, MT-825, (Bank of America SBPA), 0.15%, 1/07/13 (b)(c)	3,050	3,050,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN, New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.12%, 1/02/13 (a)	9,150	9,150,000
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.18%, 1/07/13 (a)	12,100	12,100,000
New York State Dormitory Authority, RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.16%, 1/07/13	3,300	3,300,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	2

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
New York State Dormitory Authority, RB, VRDN (a) (concluded):
JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3280 (JPMorgan Chase Bank NA SBPA), 0.14%, 1/07/13 (b)(c)	$3,325	$3,325,000
PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.14%, 1/07/13 (c)	5,325	5,325,000
Rochester Friendly Home (Manufacturers & Traders Trust Co. LOC), 0.10%, 1/07/13	16,140	16,140,000
ROCS, Series 11843 (BHAC) (Citibank NA SBPA), 0.15%, 1/07/13 (b)(c)	6,900	6,900,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University, Consolidated 5th Series C (Bank of America NA LOC), 0.12%, 1/07/13	4,000	4,000,000
Cornell University, Series B (JPMorgan Chase Bank NA SBPA), 0.12%, 1/07/13	18,320	18,320,000
FFT Senior Communities, Inc. (HSBC Bank USA NA LOC), 0.12%, 1/07/13	2,400	2,400,000
Long Island University, Series A-2 (TD Bank NA LOC), 0.14%, 1/07/13	3,500	3,500,000
New York State Environmental Facilities Corp., Refunding RB, VRDN, PUTTERS, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.14%, 1/07/13 (a)(c)	3,500	3,500,000
New York State HFA, HRB, VRDN:
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.14%, 1/07/13	8,000	8,000,000
363 West 30th Street, Series A, AMT (Freddie Mac Guarantor, Freddie Mac SBPA), 0.12%, 1/07/13 (a)	12,150	12,150,000
Grace Towers, Series A, AMT (Freddie Mac Guarantor, Freddie Mac SBPA), 0.12%, 1/07/13 (a)	2,880	2,880,000
New York State HFA, RB, VRDN (a):
175 West 60th Street, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.12%, 1/07/13	21,000	21,000,000
388 Bridge St. Housing, Series A (Manufacturers & Traders Trust Co. LOC), 0.13%, 1/07/13	9,700	9,700,000
West 29th Street, Series A (Wells Fargo Bank NA LOC), 0.09%, 1/07/13	15,000	15,000,000

	Par (000)	Value
Municipal Bonds
New York (continued)
New York State HFA, Refunding RB, VRDN, Series M-2 (Bank of America NA LOC), 0.19%, 1/07/13 (a)	$4,200	$4,200,000
North Babylon Union Free School District, GO, TAN, 0.75%, 2/15/13	3,700	3,701,750
North Syracuse Central School District, GO, RAN, 1.00%, 6/21/13	8,600	8,618,520
Onondaga County Industrial Development Agency New York, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.23%, 1/07/13 (a)	8,575	8,575,000
Orchard Park Central School District, GO, Refunding, BAN, Series A, 1.00%, 12/13/13	9,800	9,862,142
Oswego County Industrial Development Agency New York, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.23%, 1/07/13 (a)	1,250	1,250,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a):
FLOATS, Series 2977 AMT (Morgan Stanley Bank SBPA), 0.18%, 1/07/13 (b)(c)	14,000	14,000,000
FLOATS, Series 766 (AGM) (Morgan Stanley Bank SBPA), 0.13%, 1/07/13 (c)	1,750	1,750,000
PUTTERS, Series 2945 AMT (JPMorgan Chase Bank NA SBPA), 0.19%, 1/07/13 (c)	1,665	1,665,000
ROCS, Series 14020 (Citibank NA SBPA), 0.14%, 1/07/13 (b)	2,500	2,500,000
Putnam County, GO, TAN, 1.00%, 10/25/13	4,250	4,273,569
Rensselaer County Industrial Development Agency, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.18%, 1/07/13 (a)	5,050	5,050,000
Rockland County Industrial Development Agency New York, Refunding RB, VRDN, Dominican College Project, Series A (TD Bank NA LOC), 0.13%, 1/07/13 (a)	8,550	8,550,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Credit Suisse NY SBPA), 0.13%, 1/07/13 (a)(c)	10,800	10,800,000
Syracuse Industrial Development Agency, RB, VRDN, Syracuse University Project, Series A-2 (JPMorgan Chase Bank NA LOC), 0.10%, 1/02/13 (a)	600	600,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	3

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
New York (continued)
Town of Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe, Inc. Project, Senior Living Facility, Series A (Manufacturers & Traders Trust LOC), 0.15%, 1/07/13 (a)	$3,855	$3,855,000
Town of Carmel New York, Refunding, GO, BAN, Series A, 0.75%, 10/11/13	4,021	4,033,139
Town of Webster New York, GO, Refunding, BAN, 0.75%, 10/02/13	4,210	4,219,760
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B-2 (California State Teachers' Retirement System LOC), 0.11%, 1/07/13 (a)	13,200	13,200,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General (California State Teachers' Retirement System LOC) (a):
Series B-2A, 0.12%, 1/02/13	7,000	7,000,000
Series B-2BB, 0.12%, 1/02/13	5,555	5,555,000

	Par (000)	Value
Municipal Bonds
New York (concluded)
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders Trust LOC), 0.18%, 1/07/13 (a)	$7,800	$7,800,000
Valley Central School District at Montgomery, GO, BAN, Series B, 1.25%, 2/22/13	3,360	3,363,874
Washington County, GO, BAN, 1.25%, 6/14/13	5,600	5,617,619
Yonkers Industrial Development Agency, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.14%, 1/07/13 (a)	15,900	15,900,000

Total Investments (Cost - $765,920,617*) – 99.6%		765,920,617
Other Assets Less Liabilities – 0.4%		3,338,466
Net Assets – 100.0%		$769,259,083

* Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance, Inc.
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	4

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$765,920,617	—	$765,920,617
Total	—	$765,920,617	—	$765,920,617

1 See above Schedule of Investments for values in the state.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012,

a bank overdraft of $2,602,850 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	5

Schedule of Investments December 31, 2012 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 97.3%
Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 21B (Barclays Bank Plc SBPA), 0.13%, 1/07/13 (a)(b)(c)	$200	$200,000
BB&T Municipal Trust, Refunding RB, FLOATS, VRDN, Series 13 (Branch Banking & Trust Co. SBPA), 0.13%, 1/07/13 (b)(c)	7,065	7,065,000
Butler County Ohio, GO, BAN, Various Purpose, 0.40%, 8/01/13	800	800,000
Butler County Ohio, Refunding RB, VRDN, Lifesphere Project (US Bank NA LOC), 0.13%, 1/07/13 (c)	4,550	4,550,000
City of Beachwood, GO, BAN, 1.00%, 8/07/13	1,035	1,039,459
City of Cleveland Ohio, Refunding RB, VRDN, Series Q (Bank of New York Mellon LOC), 0.11%, 1/07/13 (c)	4,000	4,000,000
City of Columbus Ohio, GO, Refunding, Various Purpose, Limited Tax Notes, 1.50%, 11/21/13	2,350	2,376,912
City of Columbus Ohio, RB, PUTTERS, VRDN, Series 2456 (JPMorgan Chase Bank NA SBPA), 0.14%, 1/07/13 (c)	1,200	1,200,000
City of Independence Ohio, GO, Refunding, BAN, Various Purpose, 1.13%, 4/19/13	800	801,725
City of Independence Ohio, Refunding RB, VRDN, Rockside Spectrum Building (US Bank NA LOC), 0.14%, 1/07/13 (c)	1,055	1,055,000
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial Hospital Project (JPMorgan Chase Bank NA LOC), 0.16%, 1/07/13 (c)	2,900	2,900,000
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/12/13	2,000	2,001,934
City of North Ridgeville Ohio, GO, BAN, Capital Improvement & Equipment, 0.85%, 4/04/13	930	930,475
City of Sharonville Ohio, GO, BAN, Various Purpose, 1.00%, 7/11/13	100	100,262
City of Strongsville, GO, BAN, Street Improvement, 1.00%, 10/23/12	1,000	1,005,652
Columbus Ohio Regional Airport Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series DB-488 (NPFGC) (Deutsche Bank AG SBPA), 0.17%, 1/07/13 (a)(b)(c)	4,655	4,655,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, AMT (Fannie Mae Guarantor), 0.19%, 1/07/13 (a)(c)	3,200	3,200,000

	Par (000)	Value
Municipal Bonds
Ohio (continued)
County of Trumbull Ohio, Refunding RB, VRDN (c):
Ellwood Engineered AMT (Wells Fargo Bank NA LOC), 0.20%, 1/07/13	$3,400	$3,400,000
Shepherd (Radian) (Manufacturers & Traders Trust Co. LOC) (Manufacturers & Traders Trust Co. SBPA), 0.15%, 1/07/13	6,680	6,680,000
Cuyahoga County, RB, VRDN, Cleveland Clinic, Sub-Series B1 (Wells Fargo Bank NA SBPA), 0.08%, 1/02/13 (c)	7,500	7,500,000
Cuyahoga County Port Authority, RB, VRDN, Euclid Avenue Housing Corp. Project (US Bank NA LOC), 0.13%, 1/07/13 (c)	2,100	2,100,000
Lake County Ohio, GO, BAN, Various Purpose Utilities, 1.00%, 7/23/13	2,760	2,769,687
Lorain County Port Authority, RB, VRDN, St. Ignatius High School Project (US Bank NA LOC), 0.13%, 1/07/13 (c)	1,745	1,745,000
Montgomery County Ohio, RB, VRDN, Miami Valley Hospital, Series B (JPMorgan Chase Bank NA SBPA), 0.10%, 1/02/13 (c)	1,300	1,300,000
Montgomery County Ohio, Refunding RB, VRDN, Catholic Health, Series B-1 (Bank of New York Mellon SBPA), 0.14%, 1/07/13 (c)	4,100	4,100,000
Ohio HFA, RB, VRDN, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.13%, 1/07/13 (c)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Series A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.21%, 1/07/13 (b)(c)	640	640,000
Ohio Higher Educational Facility Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.10%, 1/02/13 (c)	1,345	1,345,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN (c):
Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA), 0.10%, 1/02/13	3,540	3,540,000
Dominican University Project (JPMorgan Chase Bank NA LOC), 0.12%, 1/07/13	965	965,000
State of Ohio, GO, Common Schools, Series B, 3.00%, 9/15/13	1,500	1,529,536

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
State of Ohio, GO, VRDN (c):
Common Schools, Series B (State of Ohio Liquidity Facility), 0.13%, 1/07/13	$1,445	$1,445,000
Infrastructure Improvement, Series B, 0.13%, 1/07/13	1,000	1,000,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.35%, 1/07/13 (c)	2,700	2,700,000

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo Bank NA SBPA), 0.16%, 1/07/13 (a)(b)(c)	$2,100	$2,100,000
Total Investments (Cost - $88,640,642*) – 97.3%		88,640,642
Other Assets Less Liabilities – 2.7%		2,439,828
Net Assets – 100.0%		$91,080,470

* Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
FLOATS	Floating Rate Securities
Fannie Mae	Federal National Mortgage Association
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
Radian	Radian Financial Guaranty
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	2

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$88,640,642	—	$88,640,642

1 See above Schedule of Investments for values in the state.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012,

a bank overdraft of $2,028,304 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	3

Schedule of Investments December 31, 2012 (Unaudited)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 96.9%
Chester County IDA, RB, VRDN, AMT (Wells Fargo Bank NA LOC) (a):
Hankin Group, Series A, 0.35%, 1/07/13	$1,505	$1,505,000
West Vincent Association, Series B, 0.35%, 1/07/13	1,640	1,640,000
City of Philadelphia, Pennsylvania, GO, Refunding, VRDN, Multi-Modal, Series B (Royal Bank of Canada LOC), 0.11%, 1/07/13 (a)	4,200	4,200,000
City of Philadelphia, Pennsylvania Gas Works, RB, VRDN, 5th Series A-2 (JPMorgan Chase Bank NA LOC, Bank of Nova Scotia LOC), 0.15%, 1/07/13 (a)	3,500	3,500,000
City of Philadelphia, Pennsylvania, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series B, AMT (Deutsche Bank AG SBPA) (Deutsche Bank AG Guarantee Agreement), 0.22%, 1/07/13 (a)	4,000	4,000,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.14%, 1/07/13 (a)(b)	7,585	7,585,000
Commonwealth of Pennsylvania, GO, Second Series A, 5.00%, 5/01/13	110	111,729
Delaware County IDA, RB, VRDN, Scott Paper Co, Series A (Kimberly Clark Corp. Guaranty Agreement), 0.14%, 1/07/13 (a)	2,600	2,600,000
Delaware River Joint Toll Bridge Commission, Refunding RB:
5.25%, 7/01/13 (c)	700	716,885
5.25%, 7/01/13 (d)	50	51,224
Delaware River Port Authority, Refunding RB, VRDN (a):
Series A (JPMorgan Chase Bank NA LOC), 0.13%, 1/07/13	925	925,000
Series B (Bank of America NA LOC), 0.11%, 1/07/13	130	130,000
Series B (Bank of America NA LOC), 0.12%, 1/07/13	2,500	2,500,000
Downingtown Area School District, GO, Refunding (AGM), 4.60%, 6/01/13 (d)	50	50,896
Emmaus General Authority, RB, VRDN (Wells Fargo Bank NA SBPA) (AGM), 0.20%, 1/07/13 (a)	2,190	2,190,000
Erie Water Authority, RB, Mandatory Put Bonds (Federal Home Loan Bank LOC) (AGM) (a):
Series 2006D, 2.50%, 6/01/13	1,275	1,287,523
Series C, 2.50%, 6/01/13	1,500	1,514,733

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Geisinger Authority, RB, VRDN, Geisinger Health System (Northern Trust SBPA)(a):
0.05%, 1/02/13	$1,600	$1,600,000
Series C (Toronto Dominion SBPA), 0.07%, 1/02/13	1,600	1,600,000
Series C (JPMorgan Chase Bank NA SBPA), 0.08%, 1/02/13	1,725	1,725,000
Haverford Township School District, GO, VRDN, Refunding (TD Bank NA LOC), 0.12%, 1/07/13 (a)	1,300	1,300,000
Lancaster County Hospital Authority, RB, General Hospital Project, 5.50%, 9/15/13 (d)	100	103,591
Lehigh County General Purpose Authority, Refunding RB, Saint Luke’s Bethlehem Hospital, 5.25%, 8/15/13 (d)	100	103,043
Montgomery County IDA Pennsylvania, RB, VRDN (Wells Fargo Bank NA LOC) (a):
Big Little Association Project, Series A, 0.35%, 1/07/13	725	725,000
Valley Forge Baptist, 0.30%, 1/07/13	1,375	1,375,000
Northampton County General Purpose Authority, RB, VRDN, Lehigh University (TD Bank NA SBPA), 0.11%, 1/07/13 (a)	3,200	3,200,000
Owen J Roberts School District, GO, Refunding (State Aid Withholding), 1.50%, 8/15/13	215	216,604
Pennsylvania Economic Development Financing Authority, RB, VRDN (a):
Evergreen Community Power Facility, AMT (Manufacturers & Traders Trust Co. LOC), 0.28%, 1/07/13	14,400	14,400,000
Homewood Retirement, Series E (Manufacturers & Traders Trust Co. LOC), 0.18%, 1/07/13	915	915,000
Penn Waste Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.23%, 1/07/13	1,905	1,905,000
West Point Project AMT (Merck & Co. Guaranty), 0.23%, 1/07/13	8,500	8,500,000
Pennsylvania HFA, MRB, VRDN, S/F, AMT (Royal Bank of Canada SBPA) (a):
Series 81-C, 0.13%, 1/07/13	2,100	2,100,000
Series 82-B, 0.13%, 1/07/13	980	980,000
Pennsylvania Higher Educational Facilities Authority, RB, VRDN, Drexel University, Second Series (JPMorgan Chase Bank NA LOC), 0.11%, 1/07/13 (a)	1,790	1,790,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	1

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN (a):
Gwynedd-Mercy College, Series P1 (TD Bank NA LOC, TD Bank NA SBPA), 0.12%, 1/07/13	$2,300	$2,300,000
Holy Family College, Series A (TD Bank NA LOC), 0.12%, 1/07/13	2,130	2,130,000
Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.15%, 1/07/13	1,000	1,000,000
Pennsylvania State University, RB, Series A, 4.00%, 3/01/13	150	150,924
Pennsylvania State University, RB, VRDN, PUTTERS (JPMorgan Chase Bank NA SBPA), Series 1971, 0.14%, 1/07/13 (a)(e)	800	800,000
Pennsylvania State University, Refunding RB, 5.25%, 8/15/13	150	154,517
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 3.00%, 6/01/13	700	707,987
Pennsylvania Turnpike Commission, RB, VRDN, ROCS RR II R-12259 (BHAC) (Citibank NA SBPA), 0.14%, 1/02/13 (a)(b)	3,000	3,000,000
Pennsylvania Turnpike Commission, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, (Deutsche Bank AG SBPA) (Deutsche Bank AG Guarantee Agreement), Series D, 0.18%, 1/07/13 (a)(b)(e)	1,600	1,600,000
Philadelphia Authority for Industrial Development, RB, VRDN, Girard Estate Facilities Leasing (JPMorgan Chase Bank NA LOC), 0.20%, 1/07/13 (a)	500	500,000
Philadelphia Hospitals & Higher Education Facilities Authority, RB, VRDN, Children's Hospital (Wells Fargo Bank NA SBPA), 0.13%, 1/02/13 (a)	8,775	8,775,000
Philadelphia IDA, RB, VRDN (Wells Fargo Bank NA LOC) (a):
Henry H. Ottens Manufacturing Project, AMT, 0.35%, 1/07/13	205	205,000
Lannett Co., Inc. Project, 0.35%, 1/07/13	290	290,000
Philadelphia IDA, Refunding RB, VRDN, Liberty Lutheran Services Project (Bank of America NA LOC), 0.14%, 1/07/13 (a)	1,960	1,960,000
Philadelphia School District, GO, Refunding, VRDN, Series C, The (TD Bank NA LOC) (State Aid Withholding), 0.11%, 1/07/13 (a)	2,105	2,105,000

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Phoenixville Area School District, GO, Series A (State Aid Withholding), 2.00%, 5/15/13	$400	$402,360
Pittsburgh Water & Sewer Authority, Refunding RB, Sub-Series C-1A, Mandatory Put Bonds (Federal Home Loan Bank LOC) (AGM), 0.40%, 9/03/13 (a)	2,400	2,400,000
State Public School Building Authority, RB, Lease-Philadelphia School District Project (AGM) (d):
5.00%, 6/01/13	275	280,420
5.25%, 6/01/13	150	153,094
Swarthmore Borough Authority, Refunding RB, 5.00%, 9/15/13	200	206,648
Township of Abington Pennsylvania, GO, Refunding, 2.00%, 11/15/13	550	557,647
Unionville-Chadds Ford School District, GO, Refunding (State Aid Withholding), 1.00%, 6/01/13	700	702,189
West Chester Area School District of Pennsylvania, GO, Refunding (State Aid Withholding), 2.00%, 11/15/13 (f)	160	161,765
York County IDA Pennsylvania, RB, VRDN, 495 Leasing Project, AMT (Wells Fargo Bank NA LOC), 0.35%, 1/07/13 (a)	1,135	1,135,000
York General Authority Pennsylvania, RB, VRDN, Strand Capitol Arts Center Project (Manufacturers & Traders Trust Co. LOC), 0.18%, 1/07/13 (a)	685	685,000
		109,408,779
Puerto Rico — 1.8%
Commonwealth of Puerto Rico, GO, Refunding, VRDN, Public Improvement, Series A-2 (JPMorgan Chase Bank NA LOC, JPMorgan Chase Bank NA SBPA) (AGM), 0.21%, 1/07/13 (a)	1,495	1,495,000
Puerto Rico Sales Tax Financing Corp., Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series A (Deutsche Bank AG SBPA) (Deutsche Bank AG Guarantee Agreement), 0.19%, 1/07/13 (a)(e)	550	550,000
		2,045,000
Total Investments (Cost - $111,453,779*) – 98.7%		111,453,779
Other Assets Less Liabilities – 1.3%		1,504,222
Net Assets – 100.0%		$112,958,001

* Cost for federal income tax purposes.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	2

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is collateralized by Municipal or US Treasury obligations.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Janney Montgomery	$ 161,765	—

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	3

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$ 111,453,779	—	$ 111,453,779

1See above Schedule of Investments for values in the state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of December 31, 2012, a bank overdraft of $301,758 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2012.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	DECEMBER 31, 2012	4

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: February 22, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: February 22, 2013